CASH AND CASH EQUIVALENTS - Summary of Cash and Cash Equivalents Outstanding (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Subclassifications of assets, liabilities and equities [abstract]
Cash at banks and on hand	€ 304	€ 279
Short-term deposits and securities	56	107
Total cash and cash equivalents	€ 360	€ 386	€ 156	€ 184